Financial instruments disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of fair value of financial instruments

The carrying amounts and fair values of all of the Group’s financial instruments which are not carried at an amount which approximates their fair value at 30 June 2018 and 31 December 2017 are shown in the following table. The fair values of the Group's cash and loans to equity accounted units approximate their carrying values as a result of their short maturity or because they carry floating rates of interest.

	30 June 2018		31 December 2017
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	US$m	US$m	US$m	US$m
Short term borrowings	(428)	(428)	(552)	(552)
Medium and long term borrowings	(12,485)	(13,806)	(14,624)	(16,385)

The table below shows the financial instruments carried at fair value by valuation method in accordance with IFRS 9 at 30 June 2018:

					Not held
	Total	Level 1(a)(i)	Level 2(b)(i)	Level 3(c)(i)	at fair value
	US$m	US$m	US$m	US$m	US$m
Assets
Cash and cash equivalents(d)	5,989	3,130	-	-	2,859
Investments in equity shares and funds	141	19	81	41	-
Other investments, including loans(e)	2,187	2,090	-	82	15
Trade and other receivables(f)	2,713	7	758	-	1,948
	11,030	5,246	839	123	4,822
Derivatives (net)
Forward contracts: designated as hedges(g)	(90)	-	-	(90)	-
Forward contracts and option contracts, not designated as hedges(g)	232	-	9	223	-
Derivatives related to net debt(h)	(310)	-	(310)	-	-

Liabilities
Trade and other payables	(5,175)	-	(20)	-	(5,155)
	5,687	5,246	518	256	(333)

The table below shows the financial instruments carried at fair value by valuation method in accordance with IAS 39 at 31 December 2017:

					Not held
	Total	Level 1(a)(i)	Level 2(b)(i)	Level 3(c)(i)	at fair value
	US$m	US$m	US$m	US$m	US$m
Assets
Cash and cash equivalents(d)	10,550	-	-	-	10,550
Investments in equity shares and funds	136	88	-	3	45
Other investments, including loans(e)	1,152	1,037	-	88	27
Trade and other receivables(f)	2,985	-	90	-	2,895
	14,823	1,125	90	91	13,517
Derivatives (net)
Forward contracts and option contracts, not designated as hedges(g)	(87)	-	11	(98)	-
Derivatives related to net debt(h)	(177)	-	(177)	-	-

Liabilities
Trade and other payables	(5,922)	-	(15)	-	(5,907)
	8,637	1,125	(91)	(7)	7,610

(a)	Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed investments in equity shares and funds.
(b)

Valuation is based on inputs that are observable for the financial instruments; which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.

(c)	Valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).
(d)

Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (‘FVPL’) under IFRS 9 with the fair value movements going into finance income. Under IAS 39, these amounts were held at amortised cost.

(e)

Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty amounts receivable. The royalty receivables are valued based on an estimate of forward sales subject to the royalty agreement.

(f)

Trade receivables include provisionally priced receivables relating to sales contracts where the selling price is determined after delivery to the customer, based on the market price at the relevant quotation point stipulated in the contract. At 31 December 2017, under IAS 39, the quotational period exposure was considered to be an embedded derivative, which was separated from the host receivable and measured at fair value through the income statement. On adoption of IFRS 9, the embedded derivative is no longer separated and the entire balance is accounted for as one instrument and measured at fair value. At the end of June 2018, US$658 million of provisionally priced receivables were recognised.

(g)

Level 3 financial instruments, under IFRS 9, primarily consist of electricity purchase contracts linked to the LME with terms expiring between 2020 and 2030 (31 December 2017: 2018 and 2030). These contracts are measured using discounted cash flows and option model valuation techniques. These contracts with a net fair value of US$135 million at 30 June 2018 (31 December 2017: US$(98) million) are valued using significant unobservable inputs with regard to Aluminium prices.

Summary of changes in the fair value of Level 3 financial assets and financial liabilities

The table below shows the summary of changes in the fair value of the Group's Level 3 financial assets and financial liabilities for the six months to 30 June 2018 and the year ended 31 December 2017.

Level 3 Financial assets and liabilities	30 June 2018	31 December 2017

Opening balance	(7)	479
Adjustment from transition	19	-
Currency translation adjustments	(9)	8
Total realised gains/(losses) included in:
– Consolidated sales revenue	-	1
– Net operating costs	(1)	(5)
Total unrealised (losses)/gains included in:
– Consolidated sales revenue	(6)	17
– Net operating costs	145	(508)
Total unrealised gains transferred into other comprehensive income	93	-
Disposals/maturity of financial instruments	-	(5)
Transfers	22	6
Closing balance	256	(7)
Total gains/(losses) included in the income statement for assets and liabilities held at end of period	138	(491)